DISCONTINUED OPERATIONS	12 Months Ended
Nov. 30, 2020
Discontinued Operations
DISCONTINUED OPERATIONS

20.       DISCONTINUED OPERATIONS

On August 31, 2020, the Company agreed to settle $652,061 (US$500,000) payable for the Majesco acquisition (Note 5), along with $452,772 in consulting fees owed to the previous owner of Majesco, for $260,824 (US$200,000) in cash and the return of the Company’s 51% ownership of Majesco. Upon signing of the agreement, the Majesco operations were considered discontinued and the balances were reclassified as such.

The following is the breakdown of the discontinued operations on the statement of comprehensive loss:

	Year ended November 30,
	2020	2019	2018
	$	$	$
Sales	415,335	402,127	687,381
Cost of sales	141,815	148,249	155,031
Gross profit	273,520	253,878	532,350

Operating expenses
Consulting and director fees	12,179	113,990	131,866
Other general and administrative expenses	14,371	30,296	23,041
Management and directors salaries and fees	89,658	113,229	95,121
Marketing	-	282	-
Professional fees	30,462	87,396	50,932
	146,670	345,193	300,960

Impairment of goodwill	(2,940,739)	-	-
Write off of intangible assets	-	-	(116,352)
Loss on settlement of debt	-	-	(36,854)
	(2,940,739)	-	(153,206)

Profit (loss) before income taxes	(2,813,889)	(91,315)	78,184
Income tax expense	-	(1,659)	1,621

Profit (loss) from discontinued operations	(2,813,889)	(89,656)	76,563
Profit (loss) attributable to non-controlling interest from discontinued operations	(1,766,291)	(43,932)	37,516
Profit (loss) attributable to the Company from discontinued operations	(1,047,598)	(45,724)	39,047

The following is a breakdown of the change in cash flows for the discontinued operations:

	Year ended November 30,
	2020	2019	2020
	$	$	$
Net cash provided by (used in) operating activities	38,635	113,876	119,667
Net cash used in investing activities	-	(133,356)	11,060

Net cash flows for the year	38,635	(19,480)	130,727